Description Of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Business

1. DESCRIPTION OF BUSINESS

Alta Mesa Holdings, LP and its subsidiaries (“we,” “us,” “our,” the “Company,” and “Alta Mesa”) is an independent exploration and production company engaged primarily in the acquisition, exploration, development, and production of oil and natural gas properties. Our principal area of operation is in the eastern portion of the Anadarko Basin commonly referred to as the STACK. The STACK is an acronym describing both its location — Sooner Trend Anadarko Basin Canadian and Kingfisher County — and the multiple, stacked productive formations present in the area. Our operations also include other non-STACK oil and natural gas interests within the continental United States.

NOTE 1 — NATURE OF OPERATIONS

Nature of Operations. Alta Mesa Holdings, LP (“Alta Mesa,” the “Company,” “us,” “our,” or “we”) is an independent exploration and production company engaged primarily in the acquisition, exploration, development, and production of oil and natural gas properties. Our principal area of operation is in the eastern portion of the Anadarko Basin referred to as the STACK. The STACK is an acronym describing both its location – Sooner Trend Anadarko Basin Canadian and Kingfisher County — and the multiple, stacked productive formations present in the area. Our operations also include other oil and natural gas interests in Texas, Louisiana and Florida.